EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments [Table Text Block]
As at December 31, the Company had the following participation in investments that are recorded using the equity method:

(% of ownership)	2016	2015
United Freight Carriers LLC ("UFC")	50.00%	50.00%
Golden Opus Inc. ("G. Opus")	50.00%	50.00%
Seateam Management Pte. Ltd ("Seateam")	22.19%	21.25%
Capesize Chartering Ltd ("CCL")	25.00%	20.00%

Movements in equity method investments for the years ended December 31, 2016 and 2015 are summarized as follows:

(in thousands of $)	UFC	G. Opus	Seateam	Total
At December 31, 2014	—	—	—	—
Acquired as a result of the Merger	630	10,379	337	11,346
Dividends received from associated companies	—	—	(88)	(88)
Share of income / (loss)	140	(821)	248	(433)
Impairment loss	—	(4,600)	—	(4,600)
At December 31, 2015	770	4,958	497	6,225
Dividends received from associated companies	—	—	(256)	(256)
Share of income / (loss)	(149)	(694)	462	(381)
Impairment loss	—	(2,142)	—	(2,142)
Equity contribution	—	750	—	750
Purchases	—	—	28	28
At December 31, 2016	621	2,872	731	4,224